RISK MANAGEMENT - Loans concentration by category (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RISK MANAGEMENT
Loans and advances to customers	$ 263,274,170	$ 237,728,544
Cost
RISK MANAGEMENT
Loans and advances to customers	279,453,908	253,951,647
Allowance
RISK MANAGEMENT
Loans and advances to customers	(16,179,738)	(16,223,103)	$ (15,479,640)	$ (15,864,482)
Commercial | Cost
RISK MANAGEMENT
Loans and advances to customers	153,252,811	134,687,396
Commercial | Allowance
RISK MANAGEMENT
Loans and advances to customers	(7,259,230)	(6,290,266)	(7,270,305)	(7,813,023)
Commercial | Corporate | Cost
RISK MANAGEMENT
Loans and advances to customers	85,278,293	69,843,654
Commercial | SME | Cost
RISK MANAGEMENT
Loans and advances to customers	15,203,496	14,200,557
Commercial | Others | Cost
RISK MANAGEMENT
Loans and advances to customers	52,771,022	50,643,185
Consumer | Cost
RISK MANAGEMENT
Loans and advances to customers	55,815,683	54,591,769
Consumer | Allowance
RISK MANAGEMENT
Loans and advances to customers	(6,497,777)	(7,717,038)	(6,047,135)	(5,305,267)
Consumer | Credit card | Cost
RISK MANAGEMENT
Loans and advances to customers	11,992,511	11,207,731
Consumer | Vehicle | Cost
RISK MANAGEMENT
Loans and advances to customers	5,635,858	5,409,226
Consumer | Payroll loans | Cost
RISK MANAGEMENT
Loans and advances to customers	10,381,247	9,461,889
Consumer | Others | Cost
RISK MANAGEMENT
Loans and advances to customers	27,806,067	28,512,923
Mortgage | Cost
RISK MANAGEMENT
Loans and advances to customers	41,741,601	36,250,408
Mortgage | VIS | Cost
RISK MANAGEMENT
Loans and advances to customers	16,183,280	12,997,624
Mortgage | Non-VIS | Cost
RISK MANAGEMENT
Loans and advances to customers	25,558,321	23,252,784
Financial Leases | Cost
RISK MANAGEMENT
Loans and advances to customers	27,291,604	27,277,057
Financial Leases | Allowance
RISK MANAGEMENT
Loans and advances to customers	(1,088,272)	(1,024,575)	(1,013,074)	(1,521,067)
Small Business Loans | Cost
RISK MANAGEMENT
Loans and advances to customers	1,352,209	1,145,017
Small Business Loans | Allowance
RISK MANAGEMENT
Loans and advances to customers	$ (99,282)	$ (168,018)	$ (125,035)	$ (164,067)